Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
7. INVENTORIES

	December 31,
	2019	2018
	(In millions)
Raw materials and supplies	$205.5	$234.2
Finished goods	338.5	381.4
Total inventories	$544.0	$615.6

In order to align inventory valuation methods across the Company, effective April 1, 2019, the Company changed its method of valuing its Pickle inventory in its Meal Preparation segment from the last-in, first-out (LIFO) method to the first-in, first-out (FIFO) method. After adopting the change, all of the Company's inventory is now valued using the FIFO method. The Company believes that the FIFO method is preferable since it more accurately reflects the current market value of inventory presented on the Company's Consolidated Balance Sheets, improves comparability with the Company's peers, and results in consistency across its operations with respect to the method of inventory valuation. Prior period information included in this Form 10-K has been adjusted to apply the FIFO method retrospectively. As a result of the retrospective change, retained earnings as of January 1, 2017 increased $14.4 million. This change did not affect the Company's previously reported cash flows from operating, investing, or financing activities.

The impact of the change from LIFO to FIFO on the Company's Consolidated Statements of Operations and Comprehensive Loss is summarized below:

	Year Ended December 31, 2018			Year Ended December 31, 2017
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
	(In millions, except per share data)
Cost of sales	$3,691.6	$4.0	$3,695.6	$3,879.3	$(4.8)	$3,874.5
Operating income (loss)	87.4	(4.0)	83.4	74.4	4.8	79.2
Income tax benefit	(10.4)	(1.0)	(11.4)	(137.9)	(1.9)	(139.8)
Net (loss) income from continuing operations	(43.2)	(3.0)	(46.2)	104.5	6.8	111.3
Comprehensive (loss) income	(97.0)	(3.0)	(100.0)	(246.5)	6.8	(239.7)
Net (loss) earnings per common share from continuing operations - basic	$(0.78)	$(0.05)	$(0.83)	$1.83	$0.12	$1.95
Net (loss) earnings per common share from continuing operations - diluted	$(0.78)	$(0.05)	$(0.83)	$1.81	$0.12	$1.93

The impact of the change on the Company's Consolidated Balance Sheets as of December 31, 2018 is as follows:

	Year Ended December 31, 2018
	As Reported	Adjustment	As Adjusted
	(in millions)
Inventories	$591.5	$24.1	$615.6
Deferred income taxes	160.1	6.0	166.1
Retained earnings	185.9	18.1	204.0